Warranty liability (Tables)	12 Months Ended
Dec. 31, 2013
Product Warranties Disclosures [Abstract]
Schedule of Product Warranty Liability [Table Text Block]
A continuity of the warranty liability is as follows:

	Years ended December 31,		Nine months ended December 31,
	2013	2012	2011

Balance, beginning of period	$6,380	$4,401	$1,314
Warranty assumed on acquisition	582	-	-
Warranty claims	(5,397)	(3,099)	(1,395)
Warranty accruals	4,153	5,303	4,530
Change in estimate	22,837	-	-
Impact of foreign exchange changes	290	(225)	(48)
Balance, end of period	$28,845	$6,380	$4,401

Less: Current portion	(9,955)	(2,072)	(1,187)

Long-term portion	$18,890	$4,308	$3,214